Significant Accounting Policies (Dilutive Common Share Equivalents Were Excluded From The Calculation Of Diluted Net Income Per Common Share) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Options and warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted net income per common share	3,012,186	1,585,833
Restricted stock awards [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted net income per common share	34,266	75,292
Convertible notes payable [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted net income per common share	2,666,667	2,666,667